Share-Based Compensation	12 Months Ended
Dec. 31, 2018
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Share-Based Compensation

NOTE 29	SHARE-BASED COMPENSATION

The Company has share-based compensation plans for eligible employees and directors as part of their remuneration package, including Stock Options, PSUs, Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”). In addition, in connection with the completion of the Merger, the Company assumed the legacy compensation plans and outstanding awards of PotashCorp and Agrium, which include Stock Options, PSUs, RSUs and Stock Appreciation Rights (“SARs”).

Accounting Policies	Accounting Estimates and Judgments

The accounting for share-based compensation plans is fair value-based.

The grant date is the date the Company and the employee have a shared understanding of the terms and conditions of the arrangement, at which time the Company confers on the employee the right to cash equity instruments, provided the specified vesting conditions, if any, are met.

For those awards with performance conditions that determine the number of options or units to which employees will be entitled, measurement of compensation cost is based on the Company’s best estimate of the outcome of the performance conditions.

For plans settled through the issuance of equity:

•  fair value for stock options is determined on grant date using the Black-Scholes-Merton option-pricing model;

•  fair value for PSUs is determined on grant date by projecting the outcome of performance conditions;

•  compensation expense is recorded over the period the plans vest (corresponding increase to contributed surplus);

•  forfeitures are estimated throughout the vesting period based on past experience and future expectations, and adjusted upon actual vesting; and

•  when exercised, the proceeds and amounts recorded in contributed surplus are recorded in share capital.

For plans settled in cash:

•  a liability is recorded based on the fair value of the awards each period;

•  expense accrues from the grant date over the vesting period; and

•  fluctuations in fair value of the award and related compensation expense are recognized in the period the fluctuation occurs.

Judgment involves determining:

•  the grant date; and

•  the fair value of share-based compensation awards at the grant date.

Estimation involves determining:

•  stock option-pricing model assumptions as described in the weighted average assumptions table below;

•  forfeiture rate for options granted;

•  projected outcome of performance conditions for PSUs, including the relative ranking of the Company’s total shareholder return, including expected dividends, compared with a specified peer group using a Monte Carlo simulation option-pricing model and the outcome of the Company’s synergies relative to the target; and

•  the number of dividend equivalent units expected to be earned.

PSUs vest based on the achievement of performance conditions over a three-year performance cycle. Changes to vesting assumptions may change based on non-market vesting conditions at the end of each reporting period.

RSUs are not subject to performance conditions and vest at the end of the three-year vesting period.

Changes to vesting assumptions are reflected in earnings immediately for compensation cost already recognized.

Supporting Information

During the year ended December 31, 2018, the Company issued stock options under its 2018 stock option plan, PSUs and RSUs under its 2018 PSU/RSU plan and DSUs under its 2018 DSU plan, in each case to eligible employees and directors. In 2018, the outstanding legacy share-based compensation plans of PotashCorp and Agrium were also assumed by, and settled in or with reference to shares of, Nutrien on the basis of the exchange ratios described in Note 3.

As at December 31, 2018, the Company had the following awards available to be granted under the 2018 stock option plan, the 2018 PSU/RSU plan and the 2018 DSU plan:

Plan Features

Form of Payment	Eligibility	Granted	Vesting Period	Maximum Term	Settlement

Stock Options	Officers and eligible employees	Annually	25% per year over four years	10 years	Shares
PSUs [1]	Officers and other eligible employees	Annually	On third anniversary of grant date	n/a	Cash
RSUs [2]	Eligible employees	Annually	On third anniversary of grant date	n/a	Cash
DSUs	Non-executive directors	At the discretion of the Board of Directors	Fully vest upon grant	n/a	In cash on director’s departure from Board of Directors

1

PSUs granted vest based on total shareholder return over a three-year performance cycle, compared to average total shareholder return of a peer group of companies over the same period. The value of each PSU granted is based on the average closing price of the Company’s common shares on the NYSE during the last month of the three-year cycle.

2	RSUs granted are not subject to performance conditions and vest at the end of the three-year period.

n/a	= not applicable

In addition, as at December 31, 2018, the Company had the following awards outstanding under one or more assumed legacy plans of PotashCorp and/or Agrium under which no new awards will be granted:

Plan Features

Form of Payment	Vesting Period	Maximum Term	Settlement

Stock Options	25% per year over four years [1] On third anniversary of grant date [2]	10 years	Shares
PSUs [3,4]	On third anniversary of grant date	n/a	Cash /Shares
RSUs [5]	On third anniversary of grant date	n/a	Cash
SARs [6]	25% per year over four years	10 years	Cash

1	Under the assumed legacy Agrium stock option plan.
2	Under the assumed legacy PotashCorp long-term incentive plan and performance option plans.
3

Under the assumed legacy PotashCorp long-term incentive plan, PSUs granted in 2017 and 2016 were comprised of three tranches, with each tranche vesting based on achievement of a combination of performance metrics over separate performance periods ranging from one to three years and such PSUs will be settled in shares for grantees who are subject to the Company’s share ownership guidelines and in cash for all other grantees.

4

Under the assumed legacy Agrium long-term incentive plan, PSUs granted in 2017 and 2016 vest over a three-year performance cycle based on the achievement of performance metrics and will be settled in cash.

5	Under the assumed legacy Agrium long-term incentive plan, RSUs granted in 2017 and 2016 are not subject to performance conditions, vest at the end of the three-year period and will be settled in cash.
6

Under the assumed legacy Agrium SARs plan, effective January 1, 2015, tandem stock appreciation rights (“TSARs”) were no longer issued to eligible officers and employees. TSARs granted in Canada prior to January 1, 2015 have similar terms and vesting conditions to SARs and also provide the holder with the ability to choose between (a) receiving the price of the Company’s shares on the date of exercise in excess of the exercise price of the right and (b) receiving common shares by paying the exercise price of the right. The Company’s past experience and future expectation is that substantially all option holders will elect to exercise their options as a SAR, surrendering their options and receiving settlement in cash. TSARs are included with the SARs disclosure.

n/a	= not applicable

The weighted average fair value of stock options granted was estimated as of the date of the grant using the Black-Scholes-Merton option-pricing model. The weighted average grant date fair value of stock options per unit granted in 2018 was $9.71. The weighted average assumptions for both legacy companies by year of grant that impacted current year results are as follows:

		Year of Grant
Assumptions	Based On	2018	2017 [1]

Exercise price per option	Quoted market closing price [2]	$44.50	$46.47
Expected annual dividend yield	Annualized dividend rate [3]	3.58%	2.93%
Expected volatility	Historical volatility [4]	29%	28%
Risk-free interest rate	Zero-coupon government issues [5]	2.79%	1.95%
Average expected life of options	Historical experience	7.5 years	6.2 years

1	The weighted average assumptions used by both legacy companies were presented due to the multi-year impact on share-based compensation expense.
2	Of common shares on the last trading day immediately preceding the date of the grant.
3	As of the date of grant.
4	Of the Company’s stock over a period commensurate with the expected life of the option.
5	Implied yield available on equivalent remaining term at the time of the grant.

The exercise price is not less than the quoted market closing price of the Company’s common shares on the last trading day immediately preceding the date of the grant, and an option’s maximum term is 10 years. In general, options granted under assumed legacy PotashCorp performance option plans vested according to a schedule based on legacy PotashCorp’s three-year average excess consolidated cash flow return on investment over the weighted average cost of capital.

A summary of the status of the stock option plans as at December 31, 2018 and 2017 and changes during the years ending on those dates is as follows:

	Number of Shares Subject to Option			Weighted Average Exercise Price

	2018 (Pre-Merger)	2018 (Post-Merger)	2017	2018 (Pre-Merger)	2018 (Post-Merger)	2017

PotashCorp outstanding, beginning of year	17,170,654		19,470,014	$32.24		$31.15
PotashCorp shares converted to Nutrien shares (Conversion ratio 0.40)		6,868,262			$80.60
Agrium outstanding shares—beginning of year	1,380,868			100.08
Agrium shares converted to Nutrien shares (Conversion ratio 2.23)		3,079,321			44.88

Balance – beginning of year		9,947,583	19,470,014		$69.54	$31.15
Granted		1,875,162	1,482,829		44.50	18.71
Exercised		(647,331)	(22,100)		42.86	17.78
Forfeited or cancelled		(1,793,077)	(1,221,314)		82.84	34.55
Expired		(338,100)	(2,538,775)		154.94	20.06

Outstanding, end of year		9,044,237	17,170,654		$58.41	$32.24

The aggregate grant-date fair value of all stock options granted during 2018 was $18. The average share price during 2018 was $51.80 per share.

The following table summarizes information about stock options outstanding as at December 31, 2018 with expiry dates ranging from May 2019 to February 2028:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
$ 37.00 to $ 41.00	2,064,621	7	$38.59	966,606	$38.22
$ 44.00 to $ 52.00	3,996,110	8	46.88	1,542,489	48.75
$ 64.00 to $ 75.00	834,091	4	71.57	834,091	71.57
$ 80.00 to $ 88.00	959,275	4	82.30	959,275	82.30
$ 91.00 to $110.00	1,040,300	4	99.04	1,040,300	99.04
$130.00 to $131.00	149,840	2	130.78	149,840	130.78

	9,044,237	7	$58.41	5,492,601	$68.01

Other Plans

The Company offers its 2018 DSU plan to non-employee directors, which allows each to choose to receive, in the form of DSUs, all or a percentage of the director’s fees, which would otherwise be payable in cash. Each DSU fully vests upon award but is distributed only when the director has ceased to be a member of the Board. Vested units are settled in cash based on the common share price at that time. As at December 31, 2018, the total number of DSUs held by participating directors was 456,848.

For all plans, share-based awards granted in 2018 and outstanding as at December 31, 2018 were:

	Units Granted	Units Outstanding
Stock Options	1,875,162	9,044,237
PSUs	619,799	1,752,281
RSUs	437,474	889,005
DSUs	61,062	456,848
SARs	–	2,388,402

Compensation expense for all employee and director share-based compensation plans was as follows:

	2018	2017
Stock Options	$23	$7
PSUs	83	16
RSUs	14	–
DSUs	–	3
SARs	(4)	–

	$116	$26